CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fidelidade Viagens e Turismo [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Fazenda Pública do Município de São Paulo.
Case Number	1004194-37.2018.8.26.0053 (EF 1526893-48.2018.8.26.0090)
Origin	This is a voidance action appealing the charges for violations and fines (67.168.795 / 67.168.833 / 67.168.884 / 67.168.906 / 67.168.914 / 67.168.965). We are arguing that numbers are missing from the ISS calculation base since the company supposedly made improper deductions.
Stage of trial	The lawsuit was assigned on January 31, 2018. That same day, a decision was rendered suspending the charges without any bond. The municipality filed an appeal against this decision on April 30, 2018. On November 11, 2019 there was a totally favorable decision for Tam Viagens S.A. The court issued a ruling in favor of Tam Viagens S/A on June 24, 2021. An appeal by the Municipality is pending.
Amounts Committed	$ 99,198	[1]
LATAM Airlines [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	United States Bankruptcy Court for the Southern District of New York
Case Number	Case No. 20-11254
Origin	LATAM Airlines initiated a reorganization proceeding in the United States of America in accordance with the regulations established in Chapter 11 of Title 11 of the Code of the United States of America, filing a voluntary request for relief pursuant thereto (the “Chapter 11 Proceeding”), which grants an automatic stay of enforcement for at least 180 days.
Stage of trial	On May 26, 2020, LATAM Airlines Group S.A. and 28 subsidiaries (the “Initial Debtors”) individually filed a voluntary petition for reorganization with the United States Bankruptcy Court for the Southern District of New York pursuant to Chapter 11 of the United States Bankruptcy Code. Subsequently, on July 7 and 9, 2020, 9 additional affiliated debtors (the “Subsequent Debtors” and together with the Initial Debtors, the “Subsequent Debtors”), including TAM Linhas Aereas S.A., filed voluntary bankruptcy applications with the Court pursuant to Chapter 11 of the United States Bankruptcy Code. The cases are pending resolution before the Honorable James L. Garrity Jr. in United States Bankruptcy Court for the Southern District Court of New York (the “Bankruptcy Court”) and are being jointly administered under case number 20-11254. On September 18, 2020, the Debtors received approval of the modified funding proposal for Debtor in Possession (“DIP”) funding filed on September 17, 2020 from the Bankruptcy Court. On October 18, 2021 the Bankruptcy Court approved the Debtors’ request for certain additional DIP funding, namely a “Tranche B” facility. On November 26, 2021, the Debtors filed a joint plan of reorganization together with a disclosure statement. A hearing will be conducted on January 27, 2022 to rule on the adequacy of the disclosure statement. The Bankruptcy Court has extended the Debtors’ exclusive period to solicit acceptances for the plan to January 26, 2022. The Subsequent Debtors have sought an additional extension of their exclusive periods to file and solicit acceptances for the plan, until January 7, 2022 and March 7, 2022 respectively. A hearing on that request will be conducted on January 27, 2022. LATAM has continued its process of reconciling claims and presenting objections. Likewise, LATAM continues to evaluate its contracts and has rejected some of them. It continues with the review of its existing fleet obligations, and pursuing solicitation and confirmation of its plan.
Amounts Committed	$ 0	[1]
LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	2° Juzgado Civil de Santiago
Case Number	C-8553-2020
Origin	Request for recognition of the foreign reorganization proceeding.
Stage of trial	On June 1, 2020, LATAM Airlines Group SA, in its capacity as foreign representative of the reorganization procedure under the rules of Chapter 11 of Title 11 of the United States Code, filed the request for recognition of the foreign reorganization proceeding as the main proceeding, pursuant to Law 20,720. On June 4, 2020, the Court issued the ruling recognizing in Chile the bankruptcy proceeding for the foreign reorganization of the company LATAM Airlines Group S.A. All remedies filed against the decision have been dismissed, so the decision is final. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Aerovías de Integración Regional S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Superintendencia de Sociedades
Case Number
Origin	Request for recognition of the foreign reorganization proceeding.
Stage of trial	On June 12, 2020, the Superintendency of Companies recognized in Colombia the reorganization proceeding filed before the Bankruptcy Court of the United States of America for the Southern District of New York as a main process, under the terms of Title III of Law 1116 of 2006. On October 2, 2020, the Companies Commission of Colombia acknowledged the decision adopted September 18, 2020, by the United States District Court for the Southern District of New York that approved the Debtor in Possession financing proposal submitted by LATAM Airlines Group S.A. and the companies that voluntarily petitioned for Chapter 11, including the Colombian companies. The Companies Commission adopted the Cross-Border Communications Protocol on November 4, 2020. On December 14, 2020, that Commission recognized the order issued by the Bankruptcy Court on November 20, 2020 authorizing the stock issue, capital contributions and changes to the pledge agreements. On October 27, 2021, the Commission recognized the order issued by the Bankruptcy Court on October 18, 2021 approving the second proposed DIP loan submitted by LATAM Airlines Group S.A. and authorizing a change in the collateral provided in the first DIP loan and the signature of a petition accessory to the DIP loan agreement. The Commission was informed on December 22, 2021 that on November 26, 2021, LATAM Airlines Group S.A. had filed a Reorganization Agreement pursuant to Chapter 11 and that the hearing for the Bankruptcy Court to rule on that Agreement would be held January 27, 2022. That was the last action in the process.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	Request for a provisional bankruptcy process.
Stage of trial	On May 26, 2020, LATAM Finance Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Peuco Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	Request for a provisional bankruptcy process.
Stage of trial	On May 26, 2020, Peuco Finance Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Piquero Leasing Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	Request for a provisional bankruptcy process.
Stage of trial	On July 07, 2020, Piquero Leasing Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on July 10, 2020, by the Grand Court of the Cayman Islands. Currently the proceeding remains open.
Amounts Committed	$ 0	[1]
Peuco Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On September 28, 2020, Peuco Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On September 28, 2020, LATAM Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]
Piquero Leasing Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	Piquero Leasing Limited entered a motion to suspend the liquidation on September 28, 2020. The Grand Court of the Cayman Islands granted the motion and extended the provisional liquidation status for 6 months. The procedure continues.
Amounts Committed	$ 0	[1]
Peuco Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On May 13, 2021, Peuco Finance Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On May 13, 2021, LATAM Finance Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]
Piquero Leasing Limited
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On May 13, 2021, Piquero Leasing Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. The lawsuit continues to be active.
Amounts Committed	$ 0	[1]
Peuco Finance Limited
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On December 1, 2021, Peuco Finance Limited filed a petition to suspend the liquidation on December 1, 2021. The process continues.
Amounts Committed	$ 0	[1]
LATAM Finance Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On December 1, 2021, LATAM Finance Limited filed a petition to suspend the liquidation on December 1, 2021. The process continues.
Amounts Committed	$ 0	[1]
Piquero Leasing Limited [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Grand Court of the Cayman Islands
Case Number
Origin	A petition for a provisional liquidation.
Stage of trial	On December 1, 2021, Piquero Leasing Limited filed a petition to suspend the liquidation on December 1, 2021. The process continues.
Amounts Committed	$ 0	[1]

[1]	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.